INVESTMENTS - CONTINUOUS UNREALIZED LOSS POSITION (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	$ 374.7	$ 144.9
Less than 12 Months, Gross Unrealized Losses	15.7	1.3
12 Months or Longer, Fair Value	477.1	48.0
12 Months or Longer, Gross Unrealized Losses	39.3	1.4
Total Fair Value	851.8	192.9
Total, Gross Unrealized Losses	55.0	2.7
Other Than Investment Grade
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	4.7
Less than 12 Months, Gross Unrealized Losses	0.3
12 Months or Longer, Fair Value	0.0
12 Months or Longer, Gross Unrealized Losses	0.0
US government agencies debt securities
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	0.0	16.2
Less than 12 Months, Gross Unrealized Losses	0.0	0.2
12 Months or Longer, Fair Value	4.6	3.5
12 Months or Longer, Gross Unrealized Losses	0.2	0.1
Total Fair Value	4.6	19.7
Total, Gross Unrealized Losses	0.2	0.3
Public corporate
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized cost		194.3
Industrial and Miscellaneous
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	372.8	126.5
Less than 12 Months, Gross Unrealized Losses	15.6	1.1
12 Months or Longer, Fair Value	470.6	44.5
12 Months or Longer, Gross Unrealized Losses	38.8	1.3
Total Fair Value	843.4	171.0
Total, Gross Unrealized Losses	54.4	2.4
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized cost		822.1
Preferred Stock
Available For Sale Securities Continuous Unrealized Loss Position [Line Items]
Less than 12 Months, Fair Value	1.9	2.2
Less than 12 Months, Gross Unrealized Losses	0.1	0.0
12 Months or Longer, Fair Value	1.9	0.0
12 Months or Longer, Gross Unrealized Losses	0.3	0.0
Total Fair Value	3.8	2.2
Total, Gross Unrealized Losses	$ 0.4	0.0
Investments In Fixed Maturity Securities Other Disclosure [Abstract]
Amortized cost		$ 4.2